Related party - Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2024	Jan. 31, 2024
Disclosure of transactions between related parties [line items]
Number of Class A common shares issued in Moneda management					2,423,546
Additional accrual of Strategic Bonus For Employee Benefits	$ 800	$ 2,900		$ 800
Lavoro Agro Limited
Disclosure of transactions between related parties [line items]
Consideration payable on acquisition	8,200
Personnel Expenses
Disclosure of transactions between related parties [line items]
Directors and officers bonus	13,200	8,100
Personnel Expenses | Cash
Disclosure of transactions between related parties [line items]
Directors and officers bonus	6,700
Personnel Expenses | Class A common shares
Disclosure of transactions between related parties [line items]
Directors and officers bonus	6,900
Personnel Expenses | Directors and officers compensation [Member]
Disclosure of transactions between related parties [line items]
Amount Incurred By Entity For Provision Of Key Management Personnel Services	$ (7,397)	$ (6,971)	$ (5,705)